SUBORDINATED CONVERTIBLE PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Broker-Dealer [Abstract]
SUBORDINATED CONVERTIBLE PROMISSORY NOTES

12. SUBORDINATED CONVERTIBLE PROMISSORY NOTES

On March 22, 2022, the Company issued subordinated convertible promissory notes with principal value of $526,315 to six investors. While subordinate to bank lender the notes are secured by The Company’s assets. The Company issued to an independent director a $236,842 subordinated convertible note. The Company issued to an otherwise unaffiliated investors of subordinated convertible notes in principal amounts of $52,631 to three investors, $105,263 to a fifth investor and $26,315 to a sixth investor. The notes carry annual interest rate of 8% that commenced upon funding date through the date of repayment.

On November 22, 2022, the Company issued to three otherwise unaffiliated investors $2,777,778 in promissory notes, 13,134 shares of common stock and 32,819 warrants for $2,500,000 in gross proceeds.

The Company entered into the Merger Agreement with Western and Merger Sub, on November 21, 2022, as amended. As a result of the Business Combination, Cycurion raised $3,333,335 of debt capital on November 21, 2022, from nine unaffiliated investors who were issued for convertibles notes, warrants and shares of common stock. The convertible notes had a maturity date of November 21, 2023, and an interest rate of 8%. They were also issued to convert to equity upon completion of the Business Combination between Cycurion and Western.

During the first quarter of 2025, the Company issued shares of preferred stock and warrants in exchange of the outstanding convertible promissory notes which had an aggregate principal amount of $3,333,335 and accrued interest of $299,259. As a part of this conversion, the Company issued 222,222 shares of Series D Convertible Preferred Stock and 242,424 Series D warrants to seven unaffiliated note holders. As a result, the Company recorded gain on settlement of debt of $299,259, which is presented on the consolidated statements of operations and the consolidated statements of cash flows within ‘Loss on debt settlement, net’.

14.	SUBORDINATED CONVERTIBLE PROMISSORY NOTES

On March 22, 2022, the Company issued subordinated convertible promissory notes with principal value of $526,315 to six investors. While subordinate to bank lender the notes are secured by The Company’s assets. The Company issued to an independent director a $236,842 subordinated convertible note. The Company issued to an otherwise unaffiliated investors of subordinated convertible notes in principal amounts of $52,631 to three investors, $105,263 to a fifth investor and $26,315 to a sixth investor. The notes carry annual interest rate of 8% that commenced upon funding date through the date of repayment.

On November 22, 2022, the Company issued to three otherwise unaffiliated investors $2,777,778 in promissory notes, 13,134 shares of Common Stock and 32,819 warrants for $2,500,000 in gross proceeds.

The Company entered into the Merger Agreement with Western and Merger Sub, on November 21, 2022, as amended. As a result of the Business Combination, Cycurion raised $3,333,335 of debt capital on November 21, 2022, from nine unaffiliated investors who were issued for convertibles notes, warrants and shares of Common Stock. The convertible notes had a maturity date of November 21, 2023, and an interest rate of 8%. They were also issued to convert to equity upon completion of the Business Combination between Cycurion and Western.

During the first quarter of 2025, the Company issued shares of preferred stock and warrants in exchange of the outstanding convertible promissory notes which had an aggregate principal amount of $3,333,335 and accrued interest of $299,259. As a part of this conversion, the Company issued 222,222 shares of Series D Convertible Preferred Stock and 242,424 Series D warrants to seven unaffiliated note holders. As a result, the Company recorded gain on settlement of debt of $299,259, which is presented on the consolidated statements of operations and the consolidated statements of cash flows within ‘Gain on debt settlement, net’.